SCHEDULE OF DISCONTINUED OPERATIONS (Details)	12 Months Ended
Apr. 30, 2023 USD ($)
DISCONTINUED OPERATIONS
Revenue	$ 3,954,149
Operating expenses	8,416,117
Other (income) loss
Net loss from discontinued operations	$ (4,461,968)